Related Party Transaction (Details) In Thousands, except Share data, unless otherwise specified							12 Months Ended
	Sep. 30, 2012	Aug. 20, 2012 USD ($)	Aug. 15, 2012 USD ($)	Feb. 08, 2012 AUD	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 SCP Technology and Growth Pty Limited USD ($)	Dec. 31, 2010 SCP Technology and Growth Pty Limited USD ($)	Sep. 30, 2011 Jeffrey Mathiesen AUD
Related Party Transaction
Amount paid to related party for the provision of intellectual property and patent services							$ 9	$ 4
Common stock sold (in shares)	9,247,388				6,019,663	5,063,968			14,375
Common stock offering price (in dollars per share)		$ 7.00	$ 7.00	8.00					8.00